Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2023	Jan. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Note payable	$ 79,140		$ 106,210
Advance deposit	25,000		$ 0
Power [Member]
Related Party Transaction [Line Items]
Professional and Contract Services Expense	7,500
Gibbs [Member]
Related Party Transaction [Line Items]
Advance deposit	$ 25,000
Gibbs [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Note payable		$ 25,000
Interest rate		6.00%